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                          JPMORGAN MONEY MARKET FUNDS

                       JPMORGAN PRIME MONEY MARKET FUND
                    JPMORGAN LIQUID ASSETS MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                       JPMORGAN FEDERAL MONEY MARKET FUND
           JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                       JPMORGAN TAX FREE MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
                    (EACH A "FUND," COLLECTIVELY, THE "FUNDS")

                               ALL SHARE CLASSES

                        SUPPLEMENT DATED JANUARY 6, 2005
                  TO THE PROSPECTUSES DATED DECEMBER 29, 2004

     The information relating to when the Funds are open for business in the section, "How Your Accounts Works - Buying Fund Shares," is hereby deleted and replaced with the following:

     Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.